Commitments and Contingencies	3 Months Ended
Mar. 31, 2024
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 10 – Commitments and Contingencies

As of March 31, 2024, there were no commitment and contingency other than those stated below:

		March 31,
Commitments and Contingencies	Terms	2024
Land to be purchased at Kuantan Integrated Industrial Park	8% of purchase price upon signing of Sales and Purchase Agreement and 90% within 9 months after signing of Sale and Purchase Agreement	$3,944
Professional service in building Kuantan factory	98.5% of total contract value and payments at progressive claims basis	1,920
Rental of premises	Rental expense from April 2024 to January 2025	108
		$5,972